CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	R$ 15,558,938	R$ 2,388,054	R$ 1,216,887
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	225,507	358,816	55,038
Cumulative translation adjustment	1,275,767	4,466,084	682,451
Recycling of cumulative translation adjustment to net income	193,334	0	0
Unrealized Losses on net investment hedge	(695,102)	(2,504,914)	(322,948)
Cash flow hedges
Unrealized Gains (Losses) on Financial Instruments, net of tax	1,907	(1,972)	3,502
Total items that may be reclassified subsequently to profit or loss	1,001,413	2,318,014	418,043
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	252,532	(52,072)	(45,561)
Total items that will not be reclassified subsequently to profit or loss	252,532	(52,072)	(45,561)
Other comprehensive income, net of tax	1,253,945	2,265,942	372,482
Total comprehensive income for the year, net of tax	16,812,883	4,653,996	1,589,369
Total comprehensive income attributable to:
Owners of the parent	16,753,253	4,594,099	1,565,581
Non-controlling interests	59,630	59,897	23,788
Total comprehensive income for the year, net of tax	R$ 16,812,883	R$ 4,653,996	R$ 1,589,369